Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Debt Instrument [Line Items]
Subordinated debt	₨ 231,070.0	$ 3,548.9	₨ 149,020.0
Others	701,885.6	10,780.0	581,969.0
Less: Debt issuance cost	(49.3)	(0.7)	(68.3)
Total	₨ 932,906.3	$ 14,328.2	₨ 730,920.7